OTHER LIABILITIES (Details) - USD ($) $ in Millions		Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
OTHER LIABILITIES
Regulatory liabilities			$ 25	$ 24
Other liabilities			3	3
Other liabilities, total	[1]	$ 28	$ 28	$ 27

[1]	Recast to consolidate PNGTS for all periods presented (Refer to Note 2).